SCHEDULE OF ALLOWANCE FOR OTHER CURRENT ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance as of the beginning of year		$ 126,875
Additions charged to bad debt expense	2,268		116,402
Effect of disposal subsidiaries		(126,875)
Balance as of the end of year	$ 2,268		126,875
Effect of disposal subsidiaries		(126,875)
Translation adjustments			$ 10,473